Share-Based Compensation Expense - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Performance-based RSUs [Member]
Class Of Stock [Line Items]
Aggregate grant date fair value	$ 115
Total future compensation expense	156		$ 156
Remaining weighted-average amortization period			2 years 2 months 12 days
RSUs [Member]
Class Of Stock [Line Items]
Aggregate grant date fair value	119
Total future compensation expense	84		$ 84
Remaining weighted-average amortization period			1 year 7 months 6 days
RSUs and PRSUs[Member]
Class Of Stock [Line Items]
Share-based compensation	$ 67	$ 5		$ 5	$ 9
2021 Omnibus Incentive Plan | Time-based RSUs [Member]
Class Of Stock [Line Items]
Vesting period	3 years
Percentage of units granted subject to vesting requirements	50.00%		50.00%
2021 Omnibus Incentive Plan | Performance-based RSUs [Member]
Class Of Stock [Line Items]
Percentage of units granted subject to vesting requirements	50.00%		50.00%